Other (Expenses) Income, Net	12 Months Ended
Dec. 31, 2017
Other Income And Expenses [Abstract]
Other (Expenses) Income, Net
13.	Other (Expenses) Income, Net

Year ended December 31,	2015	2016	2017
Foreign exchange (loss) gain, net	$(8,678)	$(8,294)	$8,582
Interest income from finance lease receivable	303	16	—
Gain on disposal of idle property, plant and equipment	106	8	—
Income from selling residual scraps from demolished buildings	—	—	529
Loss from discontinued operations	(630)	(634)	(693)
Others	880	407	77
	$(8,019)	$(8,497)	$8,495

     .

No additional long-lived asset was reclassified to assets held for sale in 2015 and 2016. Assets of $20,254 and $18,970 have been included in assets held for sale (Note 3) as at December 31, 2015 and 2016. However, in 2017, the Company’s management decides not to sell the assets in Wuxi, thus, the long-lived asset is reclassified to property, plant and equipment.

Summarized financial information for the discontinued operations of the Company is as follows:

	2015	2016	2017
Net sales	—	—	—
Loss before income tax	(630)	(634)	(693)
Income tax expenses	—	—	—
Loss from discontinued operations, net of income tax	(630)	(634)	(693)
Prepaid expenses and other receivables	106	74	79
Total assets	106	74	79
Accrued expenses and other payables	160	121	128
Total liabilities	160	121	128
Net liabilities of discontinued operations	(54)	(47)	(49)